Accrued Expenses (Details) - Summary of Accrued expenses - USD ($)	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued employee compensation and benefits	$ 285,806	$ 35,375		$ 8,246
Accrued external research and development expenses	172,631	21,500		5,000
Deferred Merger Costs	84,748
Shares of restricted common stock subject to repurchase				18,125
Accrued Professional fees and other	93,003			7,714
Total accrued expenses	$ 636,188	$ 56,875	[1]	$ 39,085

[1]	The condensed balance sheet at December 31, 2020 has been derived from the audited financial statements at that date.